Note 7 - Financial Results	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Results [Abstract]
Note 7 - Financial Results

7Financial results

	Year ended December 31,
	2022	2021	2020
Interest Income	86,112	38,048	21,625
Net result on changes in FV of financial assets at FVPL	(6,092)	-	-
Impairment result on financial assets at FVTOCI	-	-	(3,238)
Finance Income (*)	80,020	38,048	18,387
Finance cost	(45,940)	(23,677)	(27,014)
Net foreign exchange transactions results (**)	15,654	17,287	(74,422)
Foreign exchange derivatives contracts results(***)	(25,666)	(7,966)	19,644
Other (****)	(30,108)	(1,026)	(1,590)
Other financial results	(40,120)	8,295	(56,368)
Net financial results	(6,040)	22,666	(64,995)

(*) Finance Income:
In 2022, 2021 and 2020 includes $33 million, $3.3 million and $6.5 million of interest related to instruments carried at FVPL, respectively.
In 2022 also includes a realized loss of $10.5 million related to the change in FV of certain financial instruments obtained in an operation of settlement of trade receivables.
In 2021 also includes $18 million of non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries. For more information, see note 6 to these Consolidated Financial Statements.

(**) Net foreign exchange transactions results:
In 2022 mainly includes result from the Argentine peso and Japanese yen depreciation against the U.S. dollar on Argentine peso and Japanese yen denominated trade, financial, social, and fiscal payables at subsidiaries with functional currency U.S. dollar, together with the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by an increase in currency translation adjustment reserve from an Italian subsidiary.
In 2021 mainly includes the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by an increase in currency translation adjustment reserve from an Italian subsidiary, together with the result from the Argentine peso and Japanese yen depreciation against the U.S. dollar on Argentine peso and Japanese yen denominated trade, financial, social, and fiscal payables at subsidiaries with functional currency U.S. dollar.
In 2020 mainly includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by the currency translation adjustment reserve from our Italian subsidiary, together with the negative impact from Brazilian Real depreciation against the U.S. dollar on U.S. dollar denominated intercompany liabilities in subsidiaries with functional currency Brazilian Real, largely offset by the currency translation adjustment reserve from our Brazilian subsidiaries. Also includes the negative result from the Mexican peso depreciation against the U.S. dollar on peso denominated trade, social, fiscal and financial positions at Mexican subsidiaries with functional currency U.S. dollar.

(***) Foreign exchange derivatives contracts results:
In 2022 includes mainly losses on derivatives covering net receivables in Brazilian real and net liabilities in Euro and Japanese yen.
In 2021 includes mainly losses on derivatives covering net liabilities in Euro and Japanese yen, partially offset by gains on derivatives covering net receivables in Brazilian real.
In 2020 includes mainly gain on derivatives covering net receivables in Mexican peso, Brazilian real and Canadian dollar and net payables in Euro.

(****) Other:
In 2022 includes a loss of $29.8 million related to the transfer of Argentine sovereign bonds paid as dividend in kind from an Argentinian subsidiary to its shareholders. For more information see note 28.